Expense Example - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund - Fidelity Series International Credit Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none